Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Tax [Abstract]
Schedule of taxation recognized in the consolidated statements of profit or loss and other comprehensive income or loss
Taxation recognized in the consolidated statements of profit or loss and other comprehensive income or loss during the years ended 31 December 2024, 2023, and 2022 is as follows:

	2024	2023	2022
Current tax
Direct taxes - current	1,149	1,307	1,015
Direct taxes – prior year	(48)	(60)	(115)
Total current tax	1,101	1,247	901
Deferred tax
Current	7,284	(89,847)	(54,236)
Prior year	5,916	(10,719)	15,269
Total deferred tax	13,200	(100,565)	(38,968)
Total income tax charge / (benefit)	14,301	(99,318)	(38,067)

Schedule of the reconciling items between the statutory rate and the effective tax rate	The reconciling items between the statutory rate and the effective tax rate are as follows:

	2024	2023	2022
Tax rate	24.9%	24.9%	24.9%
Effect of tax rate in foreign jurisdictions	0.8%	(3.4%)	(2.5%)
Permanent Differences	(17.4%)	(6.7%)	(8.9%)
Non-recognition of tax losses	(12.2%)	(1.5%)	(3.8%)
Other items	(2.8%)	1.9%	(2.9%)
Effective tax rate	(6.6%)	15.3%	6.9%

Schedule of the movement in net deferred taxes
The movement in net deferred taxes during the years ended 31 December 2024 and 2023 is as follows:

	2024	2023
Balance at 1 January	309,754	209,187
Deferred tax credited to profit or loss	(13,205)	100,567
Balance at 31 December	296,549	309,754
Deferred tax assets	298,360	309,807
(Deferred tax liabilities)	(1,811)	(53)

	2024		2023
Deferred Tax Assets and Liabilities	DTA	(DTL)	DTA	(DTL)
Intangible Assets	751	—	(1,131)	(8)
Tangible Assets	530	(849)	(1,967)	(10)
Inventory Reserves	1,384	—	1,829	—
Bad Debt Reserves	3,483	—	3,700	—
Employee Benefits	4,611	—	5,652	—
Provisions and accruals	—	(679)	(410)	—
Other	(275)	(283)	760	(35)
Taxable Losses	287,874	—	301,375	—
Total Deferred Taxes	298,360	(1,811)	309,807	(53)

Schedule of deferred tax recognized in the consolidated statements of financial position
The amount of deferred tax recognized in the consolidated statements of financial position as of 31 December 2024 and 2023 is composed of:

	2024	2023
Deferred tax assets attributable to tax loss carryforwards	287,874	301,375
Deferred tax assets attributable to other temporary differences	10,760	11,941
(Deferred tax liabilities) attributable to other temporary differences	(2,085)	(3,562)
Net deferred tax assets / (liabilities)	296,549	309,754

Schedule of expiration of unused tax losses	These tax losses expire as follows:

2025-2027	118,340
2028-2030	392,857
Later	969,441
Indefinite	—
Total	1,480,638